Offerings - Offering: 1	Apr. 09, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	750,000
Proposed Maximum Offering Price per Unit	84.28
Maximum Aggregate Offering Price	$ 63,210,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 9,677.45
Offering Note	(1) The number of shares of common stock, par value $0.0001 per share ("Common Stock"), of PriceSmart, Inc. (the "Registrant") stated above consists of additional shares of common stock available for issuance under the Amended and Restated 2013 Equity Incentive Award Plan of PriceSmart, Inc., as amended (the "2013 Plan"). The maximum number of shares which may be issued pursuant to stock-based awards granted under the 2013 Plan are subject to adjustment in accordance with certain anti-dilution and other provisions of the 2013 Plan. Accordingly, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement covers, in addition to the number of shares stated above, an indeterminate number of shares which may be subject to grant or otherwise issuable after the operation of any such anti-dilution and other provisions. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) promulgated under the Securities Act. The offering price per share and the aggregate offering price for shares reserved for future grant or issuance under the 2013 Plan are based on the average of the high and the low price of the Registrant's Common Stock as reported on The Nasdaq Global Select Market as of a date (April 8, 2025) within five business days prior to filing this Registration Statement.